Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Other Reserves	Accumulated Deficit	Equity Attributable to Shareholders of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2024	$ 106,123	$ 106	$ (0)	$ 1,628,045	$ (274,160)	$ (1,249,303)	$ 104,688	$ 1,435
Loss for the period	(12,531)					(12,430)	(12,430)	(101)
Other comprehensive (loss)/income	24,697				24,695		24,695	2
Total comprehensive loss for the period	12,166				24,695	(12,430)	12,265	(99)
Share-based compensation	3,592					3,592	3,592
Ending balance at Mar. 31, 2025	121,881	106	(0)	1,628,045	(249,465)	(1,258,141)	120,545	1,336
Beginning balance at Dec. 31, 2024	106,123	106	(0)	1,628,045	(274,160)	(1,249,303)	104,688	1,435
Loss for the period	(68,477)
Other comprehensive (loss)/income	52,027
Total comprehensive loss for the period	(16,450)
Share-based compensation	7,000
Ending balance at Jun. 30, 2025	96,719	107	(0)	1,628,045	(222,137)	(1,310,599)	95,416	1,303
Beginning balance at Mar. 31, 2025	121,881	106	(0)	1,628,045	(249,465)	(1,258,141)	120,545	1,336
Loss for the period	(55,946)					(55,911)	(55,911)	(35)
Other comprehensive (loss)/income	27,330				27,328		27,328	2
Total comprehensive loss for the period	(28,616)				27,328	(55,911)	(28,583)	(33)
Issue of shares	1	1	(0)				1
Share-based compensation	3,453					3,453	3,453
Ending balance at Jun. 30, 2025	96,719	107	(0)	1,628,045	(222,137)	(1,310,599)	95,416	1,303
Beginning balance at Dec. 31, 2025	19,671	110	(0)	1,641,601	(225,351)	(1,397,805)	18,555	1,116
Loss for the period	(12,129)					(12,006)	(12,006)	(123)
Other comprehensive (loss)/income	(5,866)				(5,885)		(5,885)	19
Total comprehensive loss for the period	(17,995)				(5,885)	(12,006)	(17,891)	(104)
Share-based compensation	2,869					2,869	2,869
Ending balance at Mar. 31, 2026	4,545	110	(0)	1,641,601	(231,236)	(1,406,942)	3,533	1,012
Beginning balance at Dec. 31, 2025	19,671	110	(0)	1,641,601	(225,351)	(1,397,805)	18,555	1,116
Loss for the period	(43,465)
Other comprehensive (loss)/income	(6,077)
Total comprehensive loss for the period	(49,542)
Share-based compensation	6,400
Ending balance at Jun. 30, 2026	(23,499)	112	(0)	1,641,601	(231,460)	(1,434,724)	(24,471)	972
Beginning balance at Mar. 31, 2026	4,545	110	(0)	1,641,601	(231,236)	(1,406,942)	3,533	1,012
Loss for the period	(31,336)					(31,283)	(31,283)	(53)
Other comprehensive (loss)/income	(211)				(224)		(224)	13
Total comprehensive loss for the period	(31,547)				(224)	(31,283)	(31,507)	(40)
Issue of shares	2	2	(0)				2
Share-based compensation	3,501					3,501	3,501
Ending balance at Jun. 30, 2026	$ (23,499)	$ 112	$ (0)	$ 1,641,601	$ (231,460)	$ (1,434,724)	$ (24,471)	$ 972